Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	21 Months Ended	27 Months Ended	33 Months Ended	39 Months Ended	45 Months Ended	51 Months Ended
	Feb. 22, 2022	May 31, 2022	Nov. 30, 2022	May 31, 2026	May 31, 2023	Nov. 30, 2023	May 31, 2024	Nov. 30, 2024	May 31, 2025	Nov. 30, 2025	May 31, 2026
Capital Group Dividend Value ETF - CGDV
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group Dividend Value ETF (at NAV)
Accumulated Value	$ 10,000	$ 9,954	$ 9,907		$ 10,464	$ 11,653	$ 13,758	$ 15,635	$ 15,810	$ 18,790	$ 20,942
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	9,640	9,601		9,921	10,930	12,718	14,635	14,438	16,830	18,737
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value	$ 10,000	$ 10,006	$ 10,096		$ 9,551	$ 10,233	$ 11,625	$ 13,259	$ 12,661	$ 14,220	$ 16,275